Significant Components of Contract Acquisition Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Conversion costs, net	$ 159,000	$ 159,339
Payments for processing rights, net	88,811	76,966
Total	$ 247,811	$ 236,305